Intangible assets, net	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net
12	Intangible assets, net

	Concession Assets	Goodwill	Patent, intellectual property rights and others	Total
Cost
Balances at January 1, 2017	3,334,564	56,013	15,162	3,405,739
Acquisitions	266,380	-	1,664	268,044
Reversal of previous impairment loss	3,065	-	-	3,065
Disposals	(2,803)	-	38	(2,765)
Other (Note 22)	(84,075)	-	-	(84,075)
Translation differences	(205,125)	1,036	(1,997)	(206,086)
Balances at December 31, 2017	3,312,006	57,049	14,867	3,383,922
Balances at January 1, 2016	2,899,618	56,699	20,004	2,976,321
Acquisitions	183,160	-	848	184,008
Impairment loss	(16,638)	-	-	(16,638)
Disposals	(23)	-	(5,617)	(5,640)
Other (Note 22)	9,132	-	-	9,132
Translation differences	259,315	(686)	(73)	258,556
Balances at December 31, 2016	3,334,564	56,013	15,162	3,405,739
Balances at January 1, 2015	1,742,739	50,773	16,376	1,809,888
Acquisitions of subsidiaries (Note 26)	1,338,951	51,303	2,035	1,392,289
Acquisitions	137,612	-	386	137,998
Disposals	(3,413)	-	-	(3,413)
Disposals of subsidiaries	-	(44,357)	-	(44,357)
Translation differences	(316,271)	(1,020)	1,207	(316,084)
Balances at December 31, 2015	2,899,618	56,699	20,004	2,976,321
Depreciation
Accumulated at January 1, 2017	569,090	306	11,156	580,552
Amortization of the year	129,667	-	580	130,247
Translation differences	(144,990)	7	(248)	(145,231)
Accumulated at December 31, 2017	553,767	313	11,488	565,568
Accumulated at January 1, 2016	354,593	298	10,727	365,618
Amortization of the year	114,496	66	775	115,337
Translation differences	100,001	(58)	(346)	99,597
Accumulated at December 31, 2016	569,090	306	11,156	580,552
Accumulated at January 1, 2015	343,823	340	11,374	355,537
Amortization of the year	63,761	105	573	64,439
Translation differences	(52,991)	(147)	(1,220)	(54,358)
Accumulated at December 31, 2015	354,593	298	10,727	365,618
Net balances at December 31, 2017	2,758,239	56,736	3,379	2,818,354
Net balances at December 31, 2016	2,765,474	55,707	4,006	2,825,187
Net balances at December 31, 2015	2,545,025	56,401	9,277	2,610,703

During 2017, the Company reviewed the impairment test of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) intangible assets. Due to the improvement of the passenger curve of the concession in relation to the projection for the current period, and as consequence of the recovery of the economic activity in Brazil, which both indicate a favorable effect in the expectation of the future economic benefits, assumptions in the impairment tests were revised.

A lower rate has been used in 2017 (6.08% plus inflation) due to the sensitive improvement of Brazilian macroeconomic indicators, with emphasis on inflation reductions, country risk and short-and long-term interest rates.

Therefore, the company performed a reversal of the impairment recognized in previous periods for an amount of USD 3,065.

As the calculation of the impairment applied to the intangible assets has as one of its main variables the discount rate, the company carried out a sensitivity analysis showing the impact that it would have on the result if different rates were used. The result of this analysis is shown in the table below:

As of December 31, 2017:

	Rate (6.08+ inflation%)	Estimated rate (5.59%+ inflation)	Estimated rate (6.6%+ inflation)
Impairment value	3,065	11,433	(4,737)
Effect		8,380	(7,790)

No other of the Company’s CGUs, including long-lived assets with finite useful lives, were tested for impairment as no impairment indicators were identified.

During 2016, the Company identified impairment indicators of Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”) intangible assets in Brazil operation segment. The passenger curve of the concession notice has a significantly higher projection for the elapsed period, which indicates a reduction in the expectation of future economic benefits. Therefore, the company performed an impairment test based on cash flow projections covering the remaining concession period of 23 years (value in use), based on key assumptions estimated with historical information and management judgment. The key assumptions were: number of passengers, fees, future operating expenses and discount rate.

The carrying value of the assets impaired was as follows:

	Net assets before impairment	Impairment	Net assets after impairment
ICASGA	98,198	(16,638)	81,560

The discount rate used was the weighted average cost of capital (WACC) which is considered to be a good indicator of capital cost. WACC was determined considering the industry, country and size of the business. The discount rate used was 6.8% plus inflation.

As the calculation of the impairment applied to the intangible assets has as one of its main variables the discount rate, the company carried out a sensitivity analysis showing the impact that it would have on the result if different rates were used. The result of this analysis is shown in the table below:

As of December 31, 2016:

	Rate (6.8+ inflation%)	Estimated rate (6.54%+ inflation)	Estimated rate (7.08%+ inflation)
Impairment value	16,638	11,745	21,634
Effect		(4,893)	4,996